                               UMB Scout Funds

                     Supplement dated July 3, 2001 to the
       Joint Statement of Additional Information dated October 31, 2000 for the UMB Scout Funds family

On May 30, 2001,  shareholders of UMB Scout Capital  Preservation Fund, Inc. and
UMB Scout  Regional  Fund,  Inc.  approved  proposals  that  modified the Funds'
investment policies and authorized the reorganization of each Fund into separate series  of UMB Scout  Funds,  a  Delaware  business  trust  (the  "Trust").  The investment  policy  changes and the  reorganizations  were  effective on July 2,
2001. As a result of such changes, the joint Statement of Additional Information for the UMB Scout Funds (the "SAI") is hereby amended as follows:

I. Investment Manager: On May 12, 2001, Scout Investment Advisors,  Inc. ("Scout
Advisors"),  1010 Grand  Boulevard,  Kansas  City,  Missouri  64106,  became the investment manager of the Funds in the UMB Scout Funds family.  Previously,  UMB
Bank, n.a. ("UMB") served as investment manager.  Scout Advisors is a registered investment advisory firm that is a wholly-owned subsidiary of UMB. It was formed for the purpose of serving as the investment  manager of the Funds,  in response to changes in the federal  securities  laws that affect  bank-affiliated  mutual funds.

Scout Advisors  serves as investment  manager for the Funds pursuant to separate
Management  Agreements  effective May 12, 2001.  With the exception of effective and termination dates, and the change from UMB to Scout Advisors, the Management
Agreements are substantially identical to the Funds' current agreements.

II. Distributor: On May 19, 2001, Sunstone Distribution Services, LLC ("Sunstone
Distribution") became the distributor of the shares of the UMB Scout Funds. This change was made in connection with the acquisition by UMB Financial  Corporation of Sunstone  Financial Group, Inc., and its subsidiary,  Sunstone  Distribution.
Sunstone  Financial  Group,  Inc.  is a leading  mutual fund  service  provider, headquartered  at 803 W. Michigan Street,  Suite A, Milwaukee,  Wisconsin 53233.
Sunstone  Distribution and Scout Advisors,  the investment manager of the Funds, are affiliated companies.

Sunstone Distribution and each of the Funds are parties to separate Distribution
Agreements, effective May 19, 2001, pursuant to which Sunstone Distribution acts as agent for the  distribution  of the Funds'  shares,  in  accordance  with the instructions  of the Funds' Board of Directors or Trustees and the  registration statements  and  prospectuses  then in effect.  Sunstone  Distribution  conducts distribution-related  activities including,  but not limited to, advertising and the printing and mailing of prospectuses and sales literature.  Any compensation to  Sunstone  Distribution  for  distribution-related  services is paid by Scout
Advisors, the Funds' investment manager.  References to Jones & Babson, Inc.
as the Funds' distributor are hereby superseded.

III. UMB Scout Capital Preservation Fund, Inc. has been reorganized into the UMB
Scout  Energy  Fund  series of the Trust.  UMB Scout  Regional  Fund,  Inc.  has similarly  been  reorganized  into the UMB Scout  Small  Cap Fund  series of the
Trust.  Accordingly,  all  references  in the SAI to the  prior  Fund  names are amended to reflect the new names.

IV. In the section of the SAI entitled  "INVESTMENT  OBJECTIVES,  STRATEGIES AND
RISKS," the  description of UMB Scout  Regional Fund,  Inc. is replaced with the following:

                           UMB SCOUT SMALL CAP FUND

The Fund's investment  objective is long-term growth of capital.  The investment objective  is a matter of  fundamental  policy,  which  means that it may not be changed  without the  approval of a majority  of the Fund's  outstanding  voting securities (as defined in the 1940 Act). The following investment  policies,  as well as those  investment  policies  outlined in the Fund's  prospectus,  may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its  objective by  investing,  under normal  circumstances,  at least 80% of its assets in a diversified  portfolio of equity  securities issued by companies that, at the time of the investment,  have a market  capitalization of $1.5 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.  The Fund may invest in companies either located  in or having a  substantial  portion  of their  business  in the United
States.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund also is authorized to purchase fixed income  securities  such as corporate bonds rated A or better by Moody's  Investor  Service,  Inc.  ("Moody's")  or Standard
&  Poor's Ratings Group  ("S&P(R)"),  in U.S.  government issues such as treasury bills, treasury notes and treasury bonds, or in short-term money market instruments such as commercial paper,  bankers'  acceptances and certificates of deposit.

V. In the section of the SAI entitled  "INVESTMENT  OBJECTIVES,  STRATEGIES  AND
RISKS," the  description  of the UMB Scout Capital  Preservation  Fund,  Inc. is
replaced with the following:

                            UMB SCOUT ENERGY FUND

The Fund's investment  objective is long-term growth of capital.  The investment objective  is a matter of  fundamental  policy,  which  means that it may not be changed  without the  approval of a majority  of the Fund's  outstanding  voting securities (as defined in the 1940 Act). The following investment  policies,  as well as those  investment  policies  outlined in the Fund's  prospectus,  may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its  objective by  investing,  under normal  circumstances,  at least 80% of its assets in a diversified  portfolio of equity  securities issued by  companies  principally  engaged  in  energy-related  businesses.  The equity securities in which the Fund invests  include common stocks,  preferred  stocks, securities  convertible  into common stocks,  rights and warrants.  If the Board seeks to change the Fund's policy of focusing its investments in  energy-related companies,  it will provide  shareholders  with at least sixty (60) days advance written notice before the proposed change occurs.

The Fund  has the  flexibility  to  pursue  its  objective  through  any type of domestic or foreign security, listed or over-the-counter, without restriction as to market  capitalization.  Additionally,  under normal circumstances,  the Fund will not invest more than 25% of its total assets in a single industry.

When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market  securities,  the Fund may invest up to
100% of its assets in those types of  investments.  Investments  in money market securities shall include  government  securities,  government agency securities, commercial  paper,  banker's  acceptances,  bank  certificates  of  deposit  and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by  Moody's  or A-2 or higher by  S&P.  The Fund may also invest in the following fixed income securities.

     1. Direct obligations of the U.S.  Government,  such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

     2. Obligations of U.S. government agencies and instrumentalities  which are secured  by the  full  faith  and  credit  of the  U.S.  Treasury,  such as
     securities  of  the   Government   National   Mortgage   Association,   the
     Export-Import Bank or the Student Loan Marketing Association;  or which are secured by the right of the  issuer to borrow  from the  Treasury,  such as securities issued by the Federal Financing Bank or the U.S. Postal Service;
     or are supported by the credit of the government agency or  instrumentality itself, such as securities of Federal Home Loan Banks,  Federal Farm Credit
     Banks or the Federal National Mortgage Association.

     3. Securities issued by corporations or other business organizations.

The Fund's  investments in fixed income  securities  issued by  corporations  or other business  organizations  will be classified,  at the time of purchase,  as investment grade  securities,  which means that they will be rated Baa or higher by Moody's  or BBB or higher by  S&P.  In  addition,  the credit  quality of unrated  securities  purchased by the Fund must be, in the opinion of the Fund's advisor,  at least  equivalent  to a Baa  rating by  Moody's  or a BBB rating by
S&P.  Although  securities  rated  Baa by  Moody's  and BBB by  S&P  are considered to be investment grade, they have speculative  characteristics.  Such securities carry a lower degree of risk than lower rated securities.  Securities that are  subsequently  downgraded  in  quality  below Baa by  Moody's or BBB by
S&P  may  continue  to be held by the Fund  until  such  time as they can be disposed of in a reasonably practical manner.

VI.  In  the  section  entitled  "INVESTMENT   RESTRICTIONS,"  the  restrictions
previously  applicable to UMB Scout Regional Fund,  Inc. that are now applicable to the UMB Scout Small Cap Fund are amended such that the following restrictions are  deemed  matters of  non-fundamental  policy,  which  means that they may be changed by the Board without shareholder approval.

     1.  Diversification.  The Fund may not purchase the  securities  of any one issuer, except the United States Government,  if immediately after and as a result of such  purchase:  (a) the value of the holdings of the Fund in the securities  of such  issuer  exceeds  5% of the value of the  Fund's  total assets;  or (b) the  Fund  owns  more  than 10% of the  outstanding  voting securities,  or any  other  class of  securities,  of such  issuers.  (This restriction  may only be modified by the Fund's Board  without  shareholder approval,  to the extent that the Fund would continue to be classified as a diversified Fund under the 1940 Act.)

     2.  Investing  for Control:  The Fund may not invest in  companies  for the purpose of exercising control or management.

     3.  Investment  Companies:  The  Fund  may not  purchase  shares  of  other investment  companies  except  in the  open  market  at  ordinary  broker's commission or pursuant to a plan of merger or consolidation.

     4. Unseasoned  Issuers:  The Fund may not invest in the aggregate more than
     5% of the value of its gross  assets in the  securities  of issuers  (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby),  which, including predecessors,  have not had at least three years' continuous operations.

     5.  Affiliate  Dealings:  The Fund may not  enter  into  dealings  with its officers or directors,  its manager or  underwriter,  or their  officers or directors,  or any  organization  in which such  persons  have a  financial interest,  except  for  transactions  in the  Fund's  own  shares  or other securities  through  brokerage  practices  which are considered  normal and generally accepted under the circumstances existing at the time.

     6.  Affiliate-Owned   Companies:  The  Fund  may  not  purchase  or  retain
     securities of any company in which any Fund officers or directors,  or Fund manager or any of its partners, officers or directors beneficially own more than1/2of 1% of said company's securities,  if all such persons owning more than1/2of 1% of said company's securities own in the aggregate more than 5%
     of the  outstanding  securities of such  company.

     7. Unlimited  Liability  Securities:  The Fund may not invest in securities which are assessable or involve unlimited liability.

     8. Adviser Affiliates:  The Fund may not invest in securities issued by UMB
     Financial Corporation or affiliate banks of UMB Financial Corporation.

VII. The information  relating to UMB Scout Capital  Preservation Fund, Inc, and
UMB Scout Regional Fund, Inc. contained in the first paragraph of the section of the SAI entitled  "GENERAL  INFORMATION  AND HISTORY," is hereby deleted and the first  sentence of the fifth  paragraph  in that  section is  superceded  by the following:

     UMB Scout Funds (the "Trust"),  which consists of four separate series, was organized  as a business  trust in Delaware on January  27,  2000.  The UMB
     Scout  Equity  Index Fund series and the UMB Scout  Technology  Fund series were created as of January 27,  2000.  The UMB Scout Energy Fund series was created on January 24, 2001 to become the  successor  to UMB Scout  Capital
     Preservation Fund, Inc., and UMB Scout Capital  Preservation Fund, Inc. was
     subsequently  reorganized  into the Energy  Fund on July 1,  2001.  The UMB
     Scout  Small Cap Fund  series was created on January 24, 2001 to become the successor to UMB Scout  Regional  Fund,  Inc., and UMB Scout Regional Fund,
     Inc. was subsequently reorganized into the Small Cap Fund on July 1, 2001.

VIII. The Registrant's  unaudited financial  statements for the six month period ending  December 31, 2000,  which are  contained  in the  Semi-Annual  Report to
Shareholders of the same date, are incorporated herein by reference.

IX.  The information in the section of the SAI entitled "OFFICERS AND DIRECTORS"
     is replaced with the following:

     The officers of the Funds manage the  day-to-day  operations  of the Funds.
     The Funds' officers,  as well as the Fund's investment  manager are subject to the  direct  supervision  and  control  of the  Board  of  Directors  or
     Trustees. Under the applicable laws of Maryland and Delaware, Directors owe a fiduciary duty to the  shareholders of a Fund. The following is a list of the senior officers and Directors/Trustees of the Funds, and their ages and business  experience for the past five years.  Unless noted otherwise,  the address of each  officer  and  Director/Trustee  is BMA  Tower,  1010 Grand
     Boulevard, Kansas City, Missouri 64106.

     William  C.   Tempel*   (63),   Chairman  of  the  Board,   President   and
     Director/Trustee.  Vice Chairman, UMB Financial Corporation; Chairman &
     President,  UMB Scout Funds;  Director,  UMB Trust Company of South Dakota;
     Divisional  Executive  Vice  President  - Trust  Services  Group,  UMB Bank
     (1997-2001);  Chairman,  President  and CEO UMB Bank  Kansas  (subsequently merged into UMB Bank, n.a.) (1993-2001).

     William B. Greiner* (47), Director/Trustee.  Director and Chairman of Scout
     Investment  Advisors.  Chief Investment Officer, UMB Bank, n.a. since 1999.
     Prior  to  1999,  Portfolio  Manager,   Northern  Trust  Company,  Chicago,
     Illinois.

     William E. Hoffman, D.D.S. (62), Director/Trustee.  Orthodontist, 3700 West
     83rd Street, Suite 206, Prairie Village, Kansas 66208.

     Eric T.  Jager  (57),  Director/Trustee.  President,  Windcrest  Investment
     Management,  Inc.;  Trustee,  J&B  Funds  (mutual  funds)  since  2000;
     Director,  Bartlett Futures,  Inc., Nygaard Corporation,  4800 Main Street,
     Suite 600, Kansas City, Missouri 64112.

     Stephen F. Rose (52), Director/Trustee.  President, Sun Publications, Inc.,
     7373 W. 107th Street, Overland Park, Kansas 66212.

     Stuart  Wien  (77),  Director/Trustee.  Retired,  4589  West  124th  Place,
     Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores,
     Inc.

     Mary M. Tenwinkel (53),  Vice President since 2001.  Senior Vice President,
     Sunstone Financial Group, Inc.

     Barbara J. Demmer (44), Treasurer and Secretary since 2001.  Administrative
     Services Manager,  Sunstone Financial Group, Inc. (1999-present).  Prior to
     1999, Senior Vice President and Controller, AMCORE Investment Group, N.A.

     P. Bradley Adams (40),  Assistant  Treasurer since 2001. Vice President and
     Treasurer,  Jones & Babson, Inc. and each of the Babson Funds,  J&B
     Funds and Buffalo Funds; Principal Financial Officer, Investors Mark Series
     Fund, Inc.

     Lawrence A.  Knecht  (50),  Assistant  Secretary  since  2001.  Senior Vice
     President and Legal Counsel, UMB Bank, n.a.

     Martin A. Cramer (50),  Assistant  Secretary since 2001. Vice President and
     Secretary,  Jones & Babson, Inc. and each of the Babson Funds,  J&B
     Funds and Buffalo Funds; Secretary, Investors Mark Series Fund, Inc.

     Lesli  Hosford  McLinden  (39),  Assistant  Secretary  since  2001.  Senior
     Counsel,  Sunstone  Financial Group,  Inc. Prior to 1998,  Attorney,  Davis
     & Kuelthau, s.c., Milwaukee, WI.

     Constance Dye Shannon (40), Assistant Secretary since 2001. Senior Counsel,
     Sunstone Financial Group, Inc.

     Patricia K. Styles (43),  Assistant Secretary since 2001. Blue Sky Manager,
     Sunstone Financial Group, Inc.

     Compensation.

     The Funds do not directly compensate any Directors/Trustees or officers for their normal  duties and  services.  Mr.  Tempel and Mr.  Greiner,  who are interested  Directors/Trustees  due to their  employment  with  the  Funds'
     investment manager are compensated by the investment manager and not by the
     Funds.  The fees of the Independent  Directors (as well as travel and other expenses related to the Board meetings) are paid by the investment  manager pursuant to the provisions of the Funds' Management Agreement.

     The Audit Committee of each Board within the UMB Scout Funds is composed of
     Messrs. Hoffman, Jager, Rose and Wien.

     The officers and  Directors/Trustees  of the UMB Scout Funds as a group own less than 1% of each of the UMB Scout Funds.

----------------------------
* Mr. Tempel and Mr. Greiner are each considered to be an "interested person" of the Funds under the 1940 Act, due to their employment by the investment manager.
Mr.  Tempel and Mr.  Greiner are  Directors  or Trustees of all of the UMB Scout
Funds except for the UMB Scout Bond Fund, Inc., UMB Scout Equity Fund, Inc., UMB
Scout Money Market Fund, Inc., and UMB Scout Tax-Free Fund, Inc.